Income taxes - Deferred income tax expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes [Abstract]
Recognition of previously unrecognized tax loss and credit carryforwards	€ 5	€ 72	€ 2
Unrecognized tax loss and credit carryforwards	(351)	(41)	(13)
Changes to recognition of temporary differences	(602)	(112)	(4)
Prior year tax (expense) benefit	(13)	(2)	(1)
Tax rate changes	2	4	(18)
Origination and reversal of temporary differences, tax losses and tax credits	136	353	244
Deferred tax (expense) benefit	€ (823)	€ 274	€ 210